20. ASSIGNMENT OF RECEIVABLES	12 Months Ended
Dec. 31, 2020
Tax incentives net of allowances for losses
ASSIGNMENT OF RECEIVABLES
20.	ASSIGNMENT OF RECEIVABLES

2020
Assignment of receivables	377,047
Total	377,047
Current	196,720
Non-current	180,327

This assignment of receivables results from the advance of cash flows transaction conducted with a financial institution of claims receivable from Fundação Sistel as described in Note 14. On August 14, 2020, the Company received R$459,014, of which R$362,722 is recognized at subsidiary Telemar, related to the early settlement of 28 monthly, successive installments, corresponding to the period August 2020-November de 2022, discounted at the rate of 11.35% per year.